Annual Total Returns - FidelityLow-PricedStockFund-RetailPRO - FidelityLow-PricedStockFund-RetailPRO - Fidelity Low-Priced Stock Fund - Fidelity Low-Priced Stock Fund	Sep. 29, 2023
Bar Chart Table:
Annual Return 2013	34.31%
Annual Return 2014	7.65%
Annual Return 2015	(0.56%)
Annual Return 2016	8.79%
Annual Return 2017	20.67%
Annual Return 2018	(10.75%)
Annual Return 2019	25.66%
Annual Return 2020	9.32%
Annual Return 2021	24.52%
Annual Return 2022	(5.80%)